Label	Element	Value
Direxion Daily 20+ Year Treasury Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily 20+ Year Treasury Bull 2X Shares (TYTL)

Supplement dated March 1, 2016 to the Summary Prospectuses,

Prospectus and Statement of Additional Information (“SAI”) dated February 29, 2016

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily 20+ Year Treasury Bull 2X Shares
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the summary section of each Fund’s Prospectus, on pages 27, 33 and 40 for the 7-10 Year Fund, 20+ Year Bull Fund and 20+ Year Bear Fund, respectively, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

ICE U.S. Treasury 20+ Year Bond Index

Annualized volatility for the Index for the period from December 31, 2015 (the inception date of the Index) to February 16, 2016 was 13.18%. The Index’s annualized performance for the period from December 31, 2015 to February 16, 2016 was 8.24%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective on or after May 2, 2016, the benchmark index for the Direxion Daily 7-10 Year Treasury Bear 2X Shares (the “7-10 Year Fund”), Direxion Daily 20+ Year Treasury Bull 2X Shares (the “20+ Year Bull Fund”) and the Direxion Daily 20+ Year Treasury Bear 2X Shares (the “20+ Year Bear Fund”) (each a “Fund” and collectively the “Funds”) will change as presented in the table below. All references to the Current Index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the corresponding New Index:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective on or after May 2, 2016, the benchmark index for the Direxion Daily 7-10 Year Treasury Bear 2X Shares (the “7-10 Year Fund”), Direxion Daily 20+ Year Treasury Bull 2X Shares (the “20+ Year Bull Fund”) and the Direxion Daily 20+ Year Treasury Bear 2X Shares (the “20+ Year Bear Fund”) (each a “Fund” and collectively the “Funds”) will change as presented in the table below.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund	Current Index	New Index
Direxion Daily 7-10 Year Treasury Bear 2X Shares	NYSE 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index
Direxion Daily 20+ Year Treasury Bull 2X Shares	NYSE 20 Year Plus Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index
Direxion Daily 20+ Year Treasury Bear 2X Shares	NYSE 20 Year Plus Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index

Index Description

The description of the Current Index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the corresponding New Index:

ICE U.S. Treasury 20+ Year Bond Index

The Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. The Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Index intra-month. The composition of the Index is rebalanced on the last business day of each month. The Index was comprised of 33 constituents as of February 29, 2016.